SCHEDULE OF FAIR VALUE OPTIONS ASSUMPTIONS (Details)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Equity [Abstract]
Risk-free interest rate
Risk-free interest rate, minimum		1.67%
Risk-free interest rate, maximum		2.99%
Dividend yield		0.00%
Volatility factor
Volatility factor, minimum		195.00%
Volatility factor, maximum		198.00%
Weighted average expected life		10 years